Annual Fund Operating Expenses - Invesco Small Cap Growth Fund	Apr. 30, 2021
Class A
Operating Expenses:
Management Fees	0.68%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	1.15%
Class C
Operating Expenses:
Management Fees	0.68%
Distribution and/or Service (12b-1) Fees	0.97%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	1.87%
Class R
Operating Expenses:
Management Fees	0.68%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	1.40%
Class Y
Operating Expenses:
Management Fees	0.68%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.90%
Investor Class
Operating Expenses:
Management Fees	0.68%
Distribution and/or Service (12b-1) Fees	0.17%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	1.07%
Class R5
Operating Expenses:
Management Fees	0.68%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.80%
Class R6
Operating Expenses:
Management Fees	0.68%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.71%